Segmented Information - Summary of Revenues by Location From Continuing Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Geographical Areas [Line Items]
Revenues (note 22)	$ 4,904	$ 24,633	$ 22,313
United States
Disclosure Of Geographical Areas [Line Items]
Revenues (note 22)	3,023	22,854	120
Canada
Disclosure Of Geographical Areas [Line Items]
Revenues (note 22)	$ 1,881	1,519	2,469
China
Disclosure Of Geographical Areas [Line Items]
Revenues (note 22)			$ 19,724
Norway
Disclosure Of Geographical Areas [Line Items]
Revenues (note 22)		$ 260